Organization and Line Business (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Notes to Financial Statements
State Country Name	State of Nevada	State of Nevada
Date of incorporation	Feb. 25, 2013	Feb. 25, 2013
Date of license agreement with Pharma GP ApS	Apr. 04, 2017
Purchase price of Pharma GP outstanding shares	$ 6,000,000
Payable in cash	$ 3,000,000